Item G.1.b.iv

Beneficial Ownership Reporting Compliance

The registrant's Trustees and certain officers, its
investment adviser, certain affiliated persons of the
investment adviser, and persons who beneficially
own more than 10% of any class of outstanding
securities of the registrant are required to file forms
reporting their affiliation with the registrant and
reports of ownership and changes in ownership of
the registrant's securities with the SEC.   Based on a
review of these forms filed electronically with the SEC, the registrant has determined that the following forms were filed late: (1) for the fiscal year ended March 31, 2021, Forms 4 filed on
February 22, 2021 by Jeffrey R. Holland, filed on
February 12, 2021 by R. Jay Gerken, and filed on
February 12, 2021 by Michelle McCloskey, each to report a purchase of shares; (2) for the fiscal year ended March 31, 2020, Forms 3 filed on January 24,
2020 by Beata D. Kirr, filed on October 15, 2019 by
Michelle McCloskey, filed on October 1, 2019 by
Jeffrey R. Holland, filed on June 14, 2019 by
Jeffrey J. Hurd, and filed on April 25, 2019 by Nick
Lane, each to report becoming a reporting person;
and (3) for the fiscal year ended March 31, 2019, a Form 4 filed on January 31, 2019 by Kathleen Mary
Fisher to report a purchase of shares and Forms 3 filed on January 30, 2019 by Kathleen Mary Fisher,
Bart Friedman, William Kristol, R. Jay Gerken,
Don Peterson and Debra J. Perry, each to report becoming a reporting person.




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